Deferred Income Tax Assets/Liabilities - Summary of Expiration Dates of Tax Loss Carry-forwards (Detail) $ in Thousands	Dec. 31, 2024 ARS ($)
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Amount	$ 207,663,356
Deferred Tax Assets	67,507,564
2019
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Amount	42,858
2020
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Amount	6,377,024
2021
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Amount	16,018,307
2022
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Amount	26,734,932
2023
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Amount	1,631,239
2024
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Amount	156,858,996
Charged to Income | 2019
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred Tax Assets	10,715
Charged to Income | 2020
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred Tax Assets	2,229,891
Charged to Income | 2021
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred Tax Assets	5,532,715
Charged to Income | 2022
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred Tax Assets	9,068,891
Charged to Income | 2023
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred Tax Assets	411,841
Charged to Income | 2024
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred Tax Assets	$ 50,253,511